LIABILITIES ATTRIBUTABLE TO DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Oct. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of carrying amounts of the assets and liabilities

	October 31,
	2021	2020
Assets	$-	$-

Liabilities:
Accounts Payable	$94,835	$94,835
Accrued Expenses	31,016	31,016
	$125,851	$125,851